Investment Strategy - PGIM California Muni Income Fund	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests primarily in California state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from California state and federal income taxes (collectively called “California obligations”). In conjunction with the Fund’s investment objective, the Fund may invest in debt obligations with the potential for capital gain. The Fund may invest in California obligations, the interest and/or principal payments on which are insured by bond insurers or other parties. As a fundamental policy, the Fund invests, under normal circumstances, so that at least 80% of the income from the Fund’s investments will be exempt from California state and federal income taxes or the Fund will invest at least 80% of its investable assets in California obligations. The Fund’s investments permitted by this policy may include certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (“AMT”). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund, under normal conditions, invests at least 70% of its investable assets in “investment grade” municipal debt obligations. Investment grade municipal debt obligations are bonds rated Baa3 or higher by Moody's Investors Service, Inc. (“Moody's”), or BBB- or higher by S&P Global Ratings (“S&P”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 30% of its investable assets in high yield municipal debt obligations or junk bonds. High yield or junk bonds are rated below Baa3 by Moody's or below BBB- by S&P, or comparably rated by another NRSRO, and are considered speculative. Although the Fund may invest in instruments of any duration or maturity, the Fund, under normal conditions, seeks to maintain a weighted average portfolio duration of six years or less. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in California state and local municipal bonds, which are debt obligations or fixed income securities, including notes, commercial paper and other securities, as well as obligations of other issuers (such as issuers located in Puerto Rico, the Virgin Islands and Guam) that pay interest income that is exempt from California state and federal income taxes (collectively called “California obligations”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund, under normal conditions, invests at least 70% of its investable assets in “investment grade” municipal debt obligations. Investment grade municipal debt obligations are bonds rated Baa3 or higher by Moody's Investors Service, Inc. (“Moody's”), or BBB- or higher by S&P Global Ratings (“S&P”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), and unrated debt obligations that the subadviser believes are comparable in quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a fundamental policy, the Fund invests, under normal circumstances, so that at least 80% of the income from the Fund’s investments will be exempt from California state and federal income taxes or the Fund will invest at least 80% of its investable assets in California obligations.